CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2025
REVENUES
Commissions	$ 1,750,159		$ 2,679,673			$ 5,937,532
Vetting fees	340,050		499,125			1,459,321
Clearing fees	624,550		756,393			3,165,714
Net gain/(loss) on firm trading accounts	6,390		10,046			6,580
Other revenue	9,650		56,246			287,465
TOTAL REVENUES	2,730,799		4,001,483			10,856,612
EXPENSES
Compensation, payroll taxes and benefits	1,355,058		2,386,837			6,150,257
Data processing and clearing costs	843,824		1,299,527			2,104,107
Regulatory, professional fees and related expenses	112,216		11,649,470			4,137,631
Stock compensation - founder share transfer			1,462,650
Communications	172,018		254,608			650,560
Occupancy and equipment	54,765		76,324			211,347
Transfer fees	54,807		75,425			210,423
Bank charges	52,077		88,253			223,938
Bad debt			2,474			398,826
Intangible assets amortization	337,911		791,375			1,362,446
Other	147,042		185,840			324,358
TOTAL EXPENSES	3,129,718	$ 577,313	18,270,309	$ 1,485,122		15,773,893
Loss from operations	(398,919)	(577,313)	(14,268,826)	(1,485,122)		(4,917,281)
OTHER INCOME/(EXPENSE)
Interest income	587,637	8,458	1,195,081	8,458		1,996,399
Net gain on settlement		829,853	146,706	829,853
Loss on AtlasClear asset acquisition	(17,845,813)		(86,392,769)
Change in fair value, warrant liability derivative	307,656	(184,594)		(123,062)		184,594
Change in fair value, convertible note derivative	992,152		3,585,902			(3,990,385)
Change in fair value, long-term and short-term note derivative	(3,101,057)		(11,208,055)			12,369,120
Change in fair value, contingent guarantee	(3,256,863)		(3,256,863)		$ (839,775)	(839,775)
Change in fair value, non-redemption agreement			(164,626)
Change in fair value, WDCO sellers convertible notes						49,348
Change in fair value, earnout liability	(1,115,000)		(1,335,000)			929,000
Change in fair value, subscription agreement	(4,413,946)		(38,796)			(64,298)
Change in fair value, stock payable			(985,072)			(232,793)
Change in fair value, Tau agreement						357,435
Extinguishment of accrued expenses	114,199		879,473
Interest expense	(3,210,786)		(3,732,178)			(8,081,938)
TOTAL OTHER INCOME/(EXPENSE)	(31,794,347)	1,381,185	(106,507,857)	2,744,170		10,408,193
NET INCOME/(LOSS) BEFORE INCOME TAXES	(32,193,266)	803,872	(120,776,683)	1,259,048		5,490,912
Income tax (expense) benefit	(563,736)	318,313	(569,736)	581,118		(259,381)
NET INCOME/(LOSS)	$ (31,629,530)	$ 485,559	$ (120,206,947)	$ 677,930		$ 5,750,293
Redeemable Common Stock
OTHER INCOME/(EXPENSE)
Basic weighted average shares outstanding (in shares)			18,500
Diluted weighted average shares outstanding (in shares)			18,500
Basic net income (loss) per share (in dollars per share)			$ (609.72)
Diluted net income (loss) per share (in dollars per share)			$ (609.72)
Non-redeemable Common Stock
OTHER INCOME/(EXPENSE)
Basic weighted average shares outstanding (in shares)			178,651			5,987,645
Diluted weighted average shares outstanding (in shares)			178,651			5,987,645
Basic net income (loss) per share (in dollars per share)			$ (696.05)			$ 0.96